Fair Values - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	$ 10,413	$ 7,306
Mortgage IRLCs	124	165
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	10,413	7,306
Mortgage IRLCs	124	165
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	10,413	7,306
Mortgage IRLCs	124	165
Recurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	10,413	7,306
Mortgage IRLCs	124	165
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	267,533	522,063
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	267,533	522,063
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	987,172	911,493
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	987,172	911,493
Recurring basis | Equity securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	3,434	2,710
Recurring basis | Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,644	1,941
Recurring basis | Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	790	769
Recurring basis | Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis | Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 226	$ 226